Vessels (Tables)	6 Months Ended
Jun. 30, 2017
Vessels In Operation [Member]
Vessels

	Vessel	Drydocking	Total
	(in thousands)
Cost
December 31, 2016	$1,727,491	$33,949	$1,761,440
Additions	1,352	33	1,385
Transfer from vessels under construction	190,512	2,050	192,562
Reduction in contract cost of newbuild vessel	(280)	—	(280)

June 30, 2017	$1,919,075	$36,032	$1,955,107

Accumulated Depreciation
December 31, 2016	$268,677	$12,404	$281,081
Charge for the period	31,150	4,659	35,809

June 30, 2017	$299,827	$17,063	$316,890

Net Book Value
December 31, 2016	$1,458,814	$21,545	$1,480,359

June 30, 2017	$1,619,248	$18,969	$1,638,217

Vessels Under Construction [Member]
Vessels

(in thousands)
Vessels under construction at January 1, 2017	$150,492
Payments to shipyard	92,482
Other payments including site team costs and initial stores	3,328
Capitalized interest	1,337
Transfer to vessels in operation	(192,562)

Vessels under construction at June 30, 2017	$55,077